Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements - Consolidated Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (12,392)	$ 572	$ 27,179	$ 37,098	$ (50,645)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	34,337	29,512	134,053	113,017	112,136
Loss on extinguishment of debt	29,673	0	5,218	2,130	0
Gain on disposition of assets	129	(1,148)	(3,994)	(1,974)	(3,659)
Deferred income tax expense	(12,292)	(1,607)	12,699	15,837	(48,375)
Impairments and other charges			0	0	170,000
Provision for reduction in carrying value of certain assets			2,544	0	1,350
Expenses not requiring cash	6,844	7,179	17,764	22,600	12,833
Equity in net earnings of subsidiaries	0	0	0	0	0
Change in accounts receivable	(6,226)	(18,557)	(33,512)	15,241	(6,841)
Change in other assets	(394)	(8,018)	(10,622)	(5,491)	61,853
Change in accrued income taxes	150	1,560	10,454	(6,102)	2,141
Change in liabilities	(8,205)	17,747	(286)	(2,657)	(24,908)
Net cash provided by operating activities	31,624	27,240	161,497	189,699	225,885
Cash flows from investing activities:
Capital expenditures	(37,445)	(30,023)	(155,645)	(191,543)	(190,399)
Proceeds from the sale of assets	1,626	1,550	8,218	3,937	5,535
Acquisition of ITS, net of cash acquired			(117,991)	0	0
Proceeds from insurance settlements			0	0	250
Intercompany dividend payment			0	0	0
Net cash used in investing activities	(35,819)	(28,473)	(265,418)	(187,606)	(184,614)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt issuance	400,000	0	350,000	130,000	50,000
Proceeds from draw on revolver credit facility			0	7,000	0
Repayments of long term debt	(416,199)	0	(125,000)	0	0
Paydown on senior notes			0	(125,000)	0
Paydown on term note	(2,500)	(2,500)	(50,000)	(18,000)	(21,000)
Paydown on revolver credit facility			0	0	(25,000)
Payment of debt issuance costs	(7,273)	(307)	(11,172)	(4,859)	(504)
Payment of debt extinguishment costs	(25,796)	0	0	(555)	0
Proceeds from stock options exercised			0	0	183
Excess tax benefit from stock-based compensation	335	(159)	896	(662)	1,488
Intercompany advances, net	0	0	0	0	0
Net cash provided by (used in) financing activities	(51,433)	(2,966)	164,724	(12,076)	5,167
Net change in cash and cash equivalents	(55,628)	(4,199)	60,803	(9,983)	46,438
Cash and cash equivalents at beginning of year	148,689	87,886	87,886	97,869	51,431
Cash and cash equivalents at end of year	93,061	83,687	148,689	87,886	97,869
Parent [Member]
Cash flows from operating activities:
Net income (loss)	(12,549)	592	27,015	37,313	(50,451)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	0	0	0	0	0
Loss on extinguishment of debt	29,673	0	5,218	2,130	0
Gain on disposition of assets	79	0	0	0	0
Deferred income tax expense	(17,472)	(8,310)	(3,137)	2,257	31,518
Impairments and other charges					0
Provision for reduction in carrying value of certain assets			0		0
Expenses not requiring cash	4,180	2,951	13,173	16,558	16,411
Equity in net earnings of subsidiaries	(10,489)	(179)	(55,430)	(43,884)	23,484
Change in accounts receivable	11	(25)	(7)	(445)	(288,333)
Change in other assets	12,746	(3,051)	74,411	1,649	62,173
Change in accrued income taxes	(4,420)	(630)	6,617	(4,055)	(12,852)
Change in liabilities	(8,476)	10,412	6,934	3,914	2,398
Net cash provided by operating activities	(6,717)	1,760	74,794	15,437	(215,652)
Cash flows from investing activities:
Capital expenditures	0	0	0	0	0
Proceeds from the sale of assets	0	0	0	0	0
Acquisition of ITS, net of cash acquired			0
Proceeds from insurance settlements					0
Intercompany dividend payment			0	(8,387)	0
Net cash used in investing activities	0	0	0	(8,387)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt issuance	400,000		350,000	130,000	50,000
Proceeds from draw on revolver credit facility			0	7,000
Repayments of long term debt	(416,199)		(125,000)
Paydown on senior notes				(125,000)
Paydown on term note	(2,500)	(2,500)	(50,000)	(18,000)	(21,000)
Paydown on revolver credit facility			0	0	(25,000)
Payment of debt issuance costs	(7,273)	(307)	(11,172)	(4,859)	(504)
Payment of debt extinguishment costs	(25,796)		0	(555)	0
Proceeds from stock options exercised					183
Excess tax benefit from stock-based compensation	335	(159)	896	(662)	1,488
Intercompany advances, net	102	2,447	(193,072)	(8,393)	252,320
Net cash provided by (used in) financing activities	(51,331)	(519)	(28,348)	(20,469)	257,487
Net change in cash and cash equivalents	(58,048)	1,241	46,446	(13,419)	41,835
Cash and cash equivalents at beginning of year	88,697	42,251	42,251	55,670	13,835
Cash and cash equivalents at end of year	30,649	43,492	88,697	42,251	55,670
Guarantor [Member]
Cash flows from operating activities:
Net income (loss)	12,040	10,159	36,214	54,961	(49,106)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	20,168	18,659	77,416	65,354	62,744
Loss on extinguishment of debt	0	0	0	0	0
Gain on disposition of assets	81	(1,108)	(1,759)	(775)	(2,706)
Deferred income tax expense	3,891	2,936	19,454	15,429	(57,030)
Impairments and other charges					170,000
Provision for reduction in carrying value of certain assets			0		1,350
Expenses not requiring cash	129	5,875	12	33,644	376
Equity in net earnings of subsidiaries	0	0	0	0	0
Change in accounts receivable	(18,803)	(14,540)	(12,888)	(1,788)	347,344
Change in other assets	(14,180)	(3,030)	(85,520)	2,060	(16,724)
Change in accrued income taxes	7,206	1,141	(1,052)	220	(2,053)
Change in liabilities	(34)	3,784	(877)	(4,158)	(51,351)
Net cash provided by operating activities	10,498	23,876	31,000	164,947	402,844
Cash flows from investing activities:
Capital expenditures	(25,523)	(21,998)	(94,269)	(176,333)	(174,999)
Proceeds from the sale of assets	472	1,504	3,725	2,062	4,335
Acquisition of ITS, net of cash acquired			(6,903)
Proceeds from insurance settlements					250
Intercompany dividend payment			0	(4,357)	0
Net cash used in investing activities	(25,051)	(20,494)	(97,447)	(178,628)	(170,414)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt issuance	0		0	0	0
Proceeds from draw on revolver credit facility			0	0
Repayments of long term debt	0		0
Paydown on senior notes				0
Paydown on term note	0	0	0	0	0
Paydown on revolver credit facility			0	0	0
Payment of debt issuance costs	0	0	0	0	0
Payment of debt extinguishment costs	0		0	0	0
Proceeds from stock options exercised					0
Excess tax benefit from stock-based compensation	0	0	0	0	0
Intercompany advances, net	22,159	(8,484)	63,734	20,492	(230,535)
Net cash provided by (used in) financing activities	22,159	(8,484)	63,734	20,492	(230,535)
Net change in cash and cash equivalents	7,606	(5,102)	(2,713)	6,811	1,895
Cash and cash equivalents at beginning of year	8,310	11,023	11,023	4,212	2,317
Cash and cash equivalents at end of year	15,916	5,921	8,310	11,023	4,212
Non-Guarantor [Member]
Cash flows from operating activities:
Net income (loss)	(1,394)	(10,000)	19,380	32,816	25,428
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	14,169	10,853	56,637	47,663	49,392
Loss on extinguishment of debt	0	0	0	0	0
Gain on disposition of assets	(31)	(40)	(2,235)	(1,199)	(953)
Deferred income tax expense	1,289	3,767	(3,618)	(1,849)	(22,863)
Impairments and other charges					0
Provision for reduction in carrying value of certain assets			2,544		0
Expenses not requiring cash	2,535	(1,647)	4,579	(27,602)	(3,954)
Equity in net earnings of subsidiaries	0	0	0	0	0
Change in accounts receivable	12,566	(3,992)	(20,617)	17,474	(65,852)
Change in other assets	1,040	(1,937)	487	(9,200)	16,404
Change in accrued income taxes	(2,636)	1,049	4,889	(2,267)	17,046
Change in liabilities	305	3,551	(6,343)	(2,413)	24,045
Net cash provided by operating activities	27,843	1,604	55,703	53,423	38,693
Cash flows from investing activities:
Capital expenditures	(11,922)	(8,025)	(61,376)	(15,210)	(15,400)
Proceeds from the sale of assets	1,154	46	4,493	1,875	1,200
Acquisition of ITS, net of cash acquired			(111,088)
Proceeds from insurance settlements					0
Intercompany dividend payment			0	(31,364)	0
Net cash used in investing activities	(10,768)	(7,979)	(167,971)	(44,699)	(14,200)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt issuance	0		0	0	0
Proceeds from draw on revolver credit facility			0	0
Repayments of long term debt	0		0
Paydown on senior notes				0
Paydown on term note	0	0	0	0	0
Paydown on revolver credit facility			0	0	0
Payment of debt issuance costs	0	0	0	0	0
Payment of debt extinguishment costs	0		0	0	0
Proceeds from stock options exercised					0
Excess tax benefit from stock-based compensation	0	0	0	0	0
Intercompany advances, net	(22,261)	6,037	129,338	(12,099)	(21,785)
Net cash provided by (used in) financing activities	(22,261)	6,037	129,338	(12,099)	(21,785)
Net change in cash and cash equivalents	(5,186)	(338)	17,070	(3,375)	2,708
Cash and cash equivalents at beginning of year	51,682	34,612	34,612	37,987	35,279
Cash and cash equivalents at end of year	46,496	34,274	51,682	34,612	37,987
Eliminations [Member]
Cash flows from operating activities:
Net income (loss)	(10,489)	(179)	(55,430)	(87,992)	23,484
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	0	0	0	0	0
Loss on extinguishment of debt	0	0	0	0	0
Gain on disposition of assets	0	0	0	0	0
Deferred income tax expense	0	0	0	0	0
Impairments and other charges					0
Provision for reduction in carrying value of certain assets			0		0
Expenses not requiring cash	0	0	0	0	0
Equity in net earnings of subsidiaries	10,489	179	55,430	43,884	(23,484)
Change in accounts receivable	0	0	0	0	0
Change in other assets	0	0	0	0	0
Change in accrued income taxes	0	0	0	0	0
Change in liabilities	0	0	0	0	0
Net cash provided by operating activities	0	0	0	(44,108)	0
Cash flows from investing activities:
Capital expenditures	0	0	0	0	0
Proceeds from the sale of assets	0	0	0	0	0
Acquisition of ITS, net of cash acquired			0
Proceeds from insurance settlements					0
Intercompany dividend payment			0	44,108	0
Net cash used in investing activities	0	0	0	44,108	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt issuance	0		0	0	0
Proceeds from draw on revolver credit facility			0	0
Repayments of long term debt	0		0
Paydown on senior notes				0
Paydown on term note	0	0	0	0	0
Paydown on revolver credit facility			0	0	0
Payment of debt issuance costs	0	0	0	0	0
Payment of debt extinguishment costs	0		0	0	0
Proceeds from stock options exercised					0
Excess tax benefit from stock-based compensation	0	0	0	0	0
Intercompany advances, net	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Net change in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and cash equivalents at end of year	$ 0	$ 0	$ 0	$ 0	$ 0